Business combinations and acquisition of non-controlling interests	12 Months Ended
Dec. 31, 2022
Business combinations and acquisition of non-controlling interests
Business combinations and acquisition of non-controlling interests

4    Business combinations and acquisition of non-controlling interests

The company did not enter into any business combinations during the year. The following information relates to business combinations that occurred in the comparative period.

The fair value of the identifiable assets and liabilities as of the date of each acquisition was:

	Fair value as of the acquisition date
	2021
	Me Salva!	Eduqo	Edupass	P2D
Assets
Cash and cash and equivalents	10,562	1,112	362	24,136
Trade receivables	2,010	300	23	17,786
Inventories	80	—	—	23,348
Recoverable taxes	7	50	—	1,175
Deferred taxes	—	—	—	3,137
Advance to employees	—	—	—	109
Other assets	160	4	102	2,622
Property and equipment	145	74	—	319
Right-of-use assets	112	270	—	—
Intangible assets	12,022	9,097	3,702	168,187
	25,098	10,907	4,189	240,819
Liabilities
Trade payables	614	77	56	8,738
Labor and social obligations	296	232	42	5,205
Taxes and contributions payable	211	657	519	65
Leases	112	270	—	—
Loans and financing	91	119	—	—
Advances from customers	322	—	22	202
Other liabilities	2,263	4	—	6,113
	3,909	1,359	639	20,323
Net identifiable assets acquired at fair value	21,189	9,548	3,550	220,496

Goodwill arising on acquisition	28,326	22,422	11,679	560,075
Purchase consideration	49,515	31,970	15,229	780,571
Cash paid	15,778	15,097	2,000	788,985
Capital contribution	10,000	—	—	—
Accounts payables to selling shareholders arising from acquisition (Note 17)	22,196	16,076	13,229	—
Retained payments	1,324	—	—	—
Price adjustment	217	797	—	(8,414)
Analysis of cash flows on acquisition:
Transaction costs of the acquisition (included in cash flows from operating activities)	(486)	(390)	(191)	(13,629)
Cash paid and subscribed capital net of cash acquired with the subsidiary (included in cash flows from investing activities)	(15,433)	(13,985)	(1,638)	(764,849)

(a)	Me Salva! Cursos e Consultorias S.A. (“Me Salva!”)

On March 10, 2021, the Company acquired control of Me Salva!, by acquiring 60.0% of the outstanding shares on the acquisition date.

The purchase consideration transferred was R$ 49,515, comprised of:

For acquisition of 60%: (i) R$ 15,779 related to cash consideration paid on the acquisition date; (ii) R$ 10,000 capital contribution paid on the acquisition date; (iii) R$ 1,324 retained for the period of 5 years for any eventual inaccuracies in the fulfillment of the guarantees given in the purchase and sale agreement, which will be released in five annual installments; and (iv) R$ 217 determined as an “acquisition price adjustment.

For acquisition of remaining 40%: (i) R$ 22,196, representing the present value of the amount that will be paid in March 2025. Because the price is not fixed, the Company considers the payment as contingent consideration, and the financial liability is measured at FVPL and no non-controlling interest has been recognized. The Company did not recognize deferred taxes related to the business combination because the tax basis and the accounting basis, including fair value adjustments, were the same at the date of the business combination. As mentioned in Note 1.2I, on December 9, 2022, the Company acquired the remaining 40% of Me Salva!’s shares.

Goodwill

The goodwill recorded on the acquisition was R$28,326 and it is expected to be deductible for tax purposes after the Company incorporates the acquiree. For the purposes of impairment testing, the goodwill has been allocated to the Supplemental operating segment.

The goodwill is primarily attributable to the expected synergies and other benefits from combining the assets and activities of Me Salva! With those of the Company. The goodwill paid is based on the Business Plan prepared for purposes of the acquisition, and the principal business assumptions used were considered by management as appropriate.

Transaction costs

Transaction costs of R$486 were expensed and are included in general and administrative expenses as of December 31, 2021.

(b)	Quadrado Mágico Desenvolvimento e Licenciamento de Software S.A. (“Eduqo”)

On July 1, 2021, the Company acquired control of Eduqo, by acquiring 100% of the outstanding shares on the acquisition date.

Eduqo provides educational services, acting specifically in the Learning Management System (LMS) segment.

The purchase consideration transferred was R$31,970, comprised of: (i) R$15,097 cash consideration paid on the acquisition date; (ii) R$16,076 related to seller financing, representing the present value of fixed price that will be paid in two installments on each anniversary date of the transaction, and (iii) of R$797 determined as an acquisition price adjustment. See Note 17 for further information.

The Company did not recognize deferred taxes related to the business combination because the tax basis and the accounting basis, including fair value adjustments, were the same at the date of the business combination.

Goodwill

The goodwill recorded on the acquisition was R$22,422 and it is expected to be deductible for tax purposes after the Company incorporates the acquiree. For the purposes of impairment testing, the goodwill has been allocated to the Supplemental operating segment.

The goodwill acquired is primarily attributable to the expected synergies and other benefits from combining the assets and activities of Eduqo with those of the Company. The goodwill paid is based on the Business Plan prepared for purposes of the acquisition, and the principal business assumptions used were considered by management as appropriate.

Transaction costs

Transaction costs of R$390 were expensed and are included in general and administrative expenses as of December 31, 2021.

(c)	Desenvoolva – Educação, Treinamento e Consultoria Corporativa Ltda. (“Edupass”)

On September 3, 2021, the Company acquired control of Edupass, by acquiring 100% of the outstanding shares on the acquisition date.

Edupass connects education institutions with companies and professionals, helping employees in their career development.

The purchase consideration was R$ 15,229, comprised of: (i) R$ 2,000 cash consideration paid on the acquisition date; (ii) R$ 1,975 related to seller financing which will be paid in two installments on each anniversary of the transaction; and (iii) an additional earn-out of R$ 11,254, representing the present value of the amount that will be paid in 2024. Because the R$ 11,254 is not a fixed price but subject to a formula, the Company considers the payment as contingent consideration and the liability is measured at FVPL.

The Company did not recognize deferred taxes related to the business combination because the tax basis and the accounting basis, including fair value adjustments, were the same at the date of the business combination.

Goodwill

The goodwill recorded on the acquisition was R$ 11,679 and it is expected to be deductible for tax purposes after the Company incorporates the acquiree. For the purposes of impairment testing, the goodwill has been allocated to the Supplemental operating segment.

The goodwill acquired is primarily attributable to the expected synergies and other benefits from combining the assets and activities of Edupass with those of the Company. The goodwill paid is based on the Business Plan prepared for purposes of the acquisition, and the principal business assumptions used were considered by the administration as appropriate.

Transaction costs

Transaction costs of R$ 191 were expensed and are included in general and administrative expenses as of December 31, 2021.

(d)	P2D Educação Ltda. (“P2D”)

On March 6, 2021, the Company announced that it entered into a definitive agreement to acquire COC and Dom Bosco, two important K-12 learning systems in Brazil.

On October 1, 2021, Arco concluded the acquisition of 100% of the capital stock of P2D.

The purchase consideration was R$ 780,571, comprised of: (i) R$ 788,985 cash consideration paid on the acquisition date; and (ii) R$ 8,414 of price adjustments calculated after the acquisition, to be paid by Pearson, reducing the acquisition price. The price adjustment is under discussion between both parties and its payment is more likely to occur in the first semester of 2022.

The transaction was subject to customary closing conditions, including antitrust and other regulatory approvals. After the preliminary antitrust approval from Brazil’s Administrative Council for Economic Defense – CADE, which occurred on September 30, 2021, Arco closed the acquisition of P2D on October 1, 2021, becoming a subsidiary of Company.

The Company did not recognize deferred taxes related to the business combination because the tax basis and the accounting basis, including fair value adjustments, were the same at the date of the business combination.

Goodwill

The goodwill recorded on the acquisition was R$ 560,075 and it is expected to be deductible for tax purposes after the Company incorporates the acquiree. For the purposes of impairment testing, the goodwill has been allocated to the Core operating segment.

The goodwill acquired is primarily attributable to the expected synergies and other benefits from combining the assets and activities of Edupass with those of the Company. The goodwill paid is based on the Business Plan prepared for purposes of the acquisition, and the principal business assumptions used were considered by the administration as appropriate.

Transaction costs

Transaction costs of R$ 13,629 were expensed and are included in general and administrative expenses as of December 31, 2021.

(e)	Measurement of fair value

The valuation techniques used for measuring the fair value of separate identified intangible assets acquired were as follows:

Entity	Asset acquired	Valuation technique
Me Salva! Eduqo Edupass P2D	Customer relationship	Multi-period excess earning method The method considers the present value of net cash flows expected to be generated by customer relationship, by excluding any cash flows related to contributory assets
Me Salva! Eduqo Edupass P2D	Non-compete agreement

With-and-without method

The With-and-Without method consists of estimating the fair value of an asset by the difference between the value of this asset in two scenarios: a scenario considering the existence of the asset in question and another, considering its non-existence.

Me Salva! Edupass P2D	Trademarks	Relief-from-royalty method The relief-from-royalty method considers the discount estimated royalty payments that are expected to be avoided as a result of the educational platform being owned.
Me Salva! Eduqo Edupass	Software	Replacement cost The method considers the amount that an entity would have to pay to replace at the present time, according to its current worth.
Me Salva! Eduqo P2D	Educational platform	Replacement cost The method considers the amount that an entity would have to pay to replace at the present time, according to its current worth.

(f)	Revenue and profit contribution

The individual net revenue and net income from the acquisition date through each period end for all business combinations are presented below:

	December 31, 2021
	Me Salva!	Eduqo	Edupass	P2D
Total revenue	6,929	2,511	434	38,081
Net income (loss) before income taxes	(4,961)	988	(505)	7,497

Total revenue and income (loss) before income taxes for the Company are presented below assuming the acquisitions had occurred at the beginning of the year:

2021
Total revenue	1,271,921
Net income (loss) before income taxes	(185,101)

This additional financial information is presented for informational purposes only and does not purport to represent what the Company’s results of operations would have been had it completed the acquisition on the date assumed, nor is it necessarily indicative of the results that may be expected in future periods.